Regulatory Restrictions (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Section_23A_Transaction	Dec. 31, 2014 USD ($) Section_23A_Transaction
Regulatory Restrictions [Abstract]
Percentage of legal lending limit on capital and surplus	10.00%
Legal lending limit on secured loan	$ 3,789,000
Intercompany transaction under section 23A related to lending limit to parent, number of transactions | Section_23A_Transaction	0	0
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	$ 39,468,000	$ 37,412,000
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio	20.88%	21.55%
Total Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	$ 15,123,000	$ 13,888,000
Total Capital (to Risk-Weighted Assets) Consolidated, Minimum Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Common Equity Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	$ 33,204,000
Common Equity Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio	17.56%
Common Equity Tier I Capital (to Risk-Weighted Assets) Consolidated, Minimum Required For Capital Adequacy Purposes, Amount	$ 8,507,000
Common Equity Tier I Capital (to Risk-Weighted Assets) Consolidated, Minimum Required For Capital Adequacy Purposes, Ratio	4.50%
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	$ 37,073,000	$ 35,225,000
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio	19.61%	20.29%
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	$ 11,342,000	$ 6,944,000
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio	6.00%	4.00%
Tier I Capital (to Average Assets) Consolidated, Actual Amount	$ 37,073,000	$ 35,225,000
Tier I Capital (to Average Assets) Consolidated, Actual Ratio	13.74%	13.93%
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	$ 10,791,000	$ 10,117,000
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Surrey Bank & Trust [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	$ 38,674,000	$ 36,623,000
Total Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio	20.52%	21.11%
Total Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	$ 15,079,000	$ 13,878,000
Total Capital (to Risk-Weighted Assets) Consolidated, Minimum Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 18,848,000	$ 17,348,000
Total Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Common Equity Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	$ 36,286,000
Common Equity Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio	19.25%
Common Equity Tier I Capital (to Risk-Weighted Assets) Consolidated, Minimum Required For Capital Adequacy Purposes, Amount	$ 8,482,000
Common Equity Tier I Capital (to Risk-Weighted Assets) Consolidated, Minimum Required For Capital Adequacy Purposes, Ratio	4.50%
Common Equity Tier I Capital (to Risk-Weighted Assets) Consolidated, Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 12,251,000
Common Equity Tier I Capital (to Risk-Weighted Assets) Consolidated, Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Amount	$ 36,286,000	$ 34,438,000
Tier I Capital (to Risk-Weighted Assets) Consolidated, Actual Ratio	19.25%	19.85%
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	$ 11,309,000	$ 6,939,000
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio	6.00%	4.00%
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 15,079,000	$ 10,409,000
Tier I Capital (to Risk-Weighted Assets) Consolidated Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	6.00%
Tier I Capital (to Average Assets) Consolidated, Actual Amount	$ 36,286,000	$ 34,438,000
Tier I Capital (to Average Assets) Consolidated, Actual Ratio	13.48%	13.65%
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Amount	$ 10,769,000	$ 10,094,000
Tier I Capital (to Average Assets) Consolidated Minimum Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I Capital (to Average Assets) Consolidated, Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 13,462,000	$ 12,618,000
Tier I Capital (to Average Assets) Consolidated, Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%